Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Senior Subordinated Convertible Promissory Note [Abstract]
Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’)
16	Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’)

The following is a summary of the Company’s Convertible Notes payable for which it elected the fair value option as of December 31, 2023 and March 31, 2023:

(In USD)	Fair Value Outstanding
As at	December 31, 2023	March 31, 2023
Convertible note	$-	$17,422,132
Warrants issued against SSCPN	-	14,373,856
Total	-	31,795,988

The Company has raised $8,109,954 during the year ended March 31, 2023 and $13,175,027 during the nine months ended December 31, 2023 against SSCPN, Warrants and placement agents warrants. The terms and conditions are given below in note.

During the three months ended December 31, 2023, as a result of consummation of the Business Combination by way of a Reverse Recapitalization, the convertible note outstanding were converted into 4,248,178 shares of the Company’s Common Stock.

The Company had measured the SSCPN under the fair value option election of ASC 825 and were adjusted for their carrying value through statement of operations up to the date of conversion on reverse recapitalization. On the date of Reverse Recapitalization, the carrying amounts of the SSCPN and Notes were credited to the capital accounts upon conversion.

The (gain)/ loss on change in fair value of the SSCPN recorded was $(20,110,058) and $(3,448,846) for the three and nine months ended December 31, 2023, respectively, and $NIL for the three and nine months ended December 31, 2022, which were recognized in the Condensed Consolidated Statement of Operations for their respective period (as no portion of such fair value adjustment resulted from instrument-specific credit risk).

As of March 31, 2023, and December 31, 2023, the principal balances of the SSCPN were $8,109,954 and $NIL, respectively. The fair values of these SSCPNs were $17,422,132 and $NIL as of March 31, 2023, and December 31, 2023, respectively.

The warrants were classified as derivative financial liabilities in Zoomcar, Inc.’s consolidated balance sheet. The Company remeasured the Warrants at each balance sheet date to fair value. On the close date of Reverse Recapitalization, the Warrants were reclassified to equity-classified common stock warrants. As a result, the Warrants were adjusted to fair value through statement of operations on reclassification which resulted in a gain of $6,571,082 for the three months ended December 31, 2023.. The carrying value was then adjusted in the additional paid-in capital. Refer note 25.

The term and conditions of the SSCPN, warrants issued with SSCPNs and placement agent warrants issued during the year ended March 31, 2023 and nine months ended December 31, 2023 is as follows:

Terms of SSCPN:

The Notes carried a simple interest rate of 6% per annum, with a maturity term of two years from the date of the initial closing (i.e., March 23, 2023) (the ‘Maturity Date’). They embodied a variable-share obligation upon their conversion. The Notes issued by the Company were convertible into common stock at an aggregate price of principal, including interest accrued up to the date of conversion.

The Notes were convertible either automatically or voluntarily into Common Stock of the Company. Since the SPAC merger was consummated prior to the maturity date, it was converted via automatic conversion route. As per the terms of automatic conversion immediately prior to the closing of the SPAC Merger, the outstanding principal amount of this Note and all accrued and unpaid interest on this Note that has accrued as of the date have been automatically converted into a number of fully paid common stock at the conversion price as defined in the agreement.

Redemption

The Notes were also redeemable for cash upon the earlier of: (i) two years from the initial closing; (ii) a Change in Control and (iii) when, upon the occurrence and during the continuance of an Event of Default.

Terms of Warrants:

The warrants were exercisable from the completion of any event that results in the Company (or the surviving corporation) being subject to the reporting requirements of the Exchange Act, and its (or the surviving corporation’s capital stock) capital stock trading on a national securities exchange, OTC Markets or Pink Sheets (any of the foregoing, a “Public Event”). The warrants have an expiry period of five years from the effective date of any Public Event.

If the warrants were exercised prior to the automatic conversion of the SSCPN, the exercise price would have been a fixed amount, as defined in the agreement, divided by the number of shares of Common Stock outstanding on the date of Public Event. In case warrants are exercised concurrently with or following the automatic conversion of the SSCPN, the exercise price is the amount equal to the conversion price.

In case of recapitalization of the Company, any consolidation or merger of the Company with another corporation, shall be effected in a way that holders of Common Stock shall be entitled to receive stock, securities, or other assets or property (an “Organic Change”), then, as a condition of such Organic Change, that the Company would made adequate provisions whereby the Holder hereof shall have the right to adjust number of shares receivable on such event according to the conversion price determined for issuance of shares to other common stockholders.

The Company’s Warrants to purchase common stock were classified as a derivative liability (“derivative financial instrument”) which are now reclassified to equity on the Condensed Consolidated Balance Sheet.

Placement agent warrants:

The placement agent was compensated with a cash fee and was also issued agent warrants to purchase 10% of the shares of the Company capital stock issuable upon: a) Conversion of Notes at an exercise price equal to the conversion price of the Notes and b) Exercise of the warrants at an exercise price equal to the exercise price of the warrants. The terms of the warrants issued to the placement agents are similar to the warrants issued to the investors as mentioned above.

In accordance with ASC 815-40, the warrants issuable to Placement agent on satisfaction of above contingencies are considered as issued and are accounted accordingly. These were accounted as per ASC 480 as liability because the Company intended to settle them by issuing variable number of shares with a fixed and known monetary value at the time of inception. These warrants were classified as a derivative liability (“derivative financial instrument”) on the Condensed Consolidated Balance Sheet and were held at fair value till the date of Reverse Recapitalization. Refer note 32, Fair value measurements. On the date of Reverse Recapitalization, these warrants were reclassified to equity.

16	Senior Subordinated Convertible Promissory Note (’SSCPN’ or ‘Convertible note’)

The following is a summary of the Company’s convertible notes payable for which it elected the fair value option as of March 31, 2023 and March 31, 2022:

	Fair Value Outstanding
(In USD) As at	March 31, 2023	March 31, 2022
Convertible note	$17,422,132	$—
Warrants issued against SSCPN	14,373,856	—
Total	31,795,987	—

Pursuant to the SPAC transaction, in March 2023, the Company entered into a convertible note and warrants agreement with new investors. The Convertible Note has two units of accounts, the Senior Subordinated Convertible Promissory Note (’SSCPN’) and the Warrants to purchase Common Stock. The notes carry a simple interest of 6% per annum and carry a maturity term of two years from the date of initial closing (the “Maturity Date”), refer below for detailed terms. The Company recorded the fair value on issuance of the SSCPN and Warrants as $17,422,132 and $14,373,856, respectively.

The instrument issued by the company was priced at a significant discount, considering the current market dynamics and the unique circumstances surrounding the investors entering before the deSPAC (Special Purpose Acquisition Company) is completed. The decision to offer the instrument at a discount was driven by the board’s objective to de-risk the business and secure capital ahead of the deSPAC process. This approach ensures that the Company can continue executing its planned strategies, considering the potential impact of factors beyond our direct control on the SPAC timeline. By raising this capital, we aim to safeguard our ability to meet operational goals and maintain business continuity throughout the deSPAC process.

For the years ended March 31, 2023 and 2022, the fair value of the SSCPN recorded as $9,312,177 and $ NIL respectively, which were recognized in the consolidated statement of operations for their respective period (as no portion of such fair value adjustment resulted from instrument-specific credit risk).

For the year ended March 31, 2023 and 2022, the fair value of the Warrant was recorded as $14,373,856 and $ NIL, respectively, which was recognized in the consolidated statement of operations for their respective period.

As of both March 31, 2023 and 2022, the principal balance of the SSCPN was $8,109,954. As of March 31, 2023 and 2022, the fair value of the SSCPN of $17,422,132 and $ NIL, respectively, and the fair value of the Warrant of $14,373856 and $ NIL, respectively, were recorded on the consolidated balance sheet.

Terms of SSCPN:

The notes carry a simple interest of 6% per annum and carry a maturity term of two years from the date of initial closing (i.e., March 23, 2023) (the “Maturity Date”). It also embodies a variable-share obligation in the event of conversion. The notes will be issued by the Company at the aggregate price of principal and interest accrued till the date of conversion of the SSCPN.

The notes are convertible either automatically or voluntarily into Common Stock of the Company in the following manner:

Automatic Conversion

—	If a SPAC Merger is consummated on or prior to the Maturity Date, then, immediately prior to the closing of such SPAC Merger, the outstanding principal amount of this Note and all accrued and unpaid interest on this Note that has accrued as of date shall automatically convert into a number of fully paid and divided by an amount of conversion price as defined in the agreement.

—	If a Financing wherein the Company issues and sells Equity Securities for aggregate gross proceeds of at least $10,000,000 (“Qualified Financing”) is consummated on or prior to the Maturity Date, then the outstanding principal amount of this Note and all accrued and unpaid interest on this Note that has accrued as of date shall automatically convert into a number of fully paid and nonassessable Equity Securities issued in such Qualified Financing equal to (i) the Qualified Financing Conversion Amount divided by (ii) the Conversion Price.

Voluntary Conversion can be exercised in the event of Change in Control or Non-Qualified Financing done by the Company in accordance with agreement

Redemption

The notes are redeemable for cash upon the earlier of: (i) two years from the initial closing; (ii) a Change in Control and (iii) when, upon the occurrence and during the continuance of an Event of Default.

The notes are redeemable in cash upon occurrence of specific events; however, it is automatically converted into common shares of the Company on a) SPAC merger or b) in case of a qualified financing and can be voluntarily converted in case of a) change in control or b) upon non-qualified financing.

Terms of Warrants:

The warrants are exercisable from the completion of any event that results in the Company (or the surviving corporation) being subject to the reporting requirements of the Exchange Act, and its (or the surviving corporation’s capital stock) capital stock trading on a national securities exchange, OTC Markets or Pink Sheets (any of the foregoing, a “Public Event”). The warrants will expire five years from the effective date of any Public Event.

If the warrants are exercised prior to the automatic conversion of the SSCPN, the exercise price is an fixed amount, as defined in the agreement, divided by the number of shares of Common Stock outstanding on the date of Public Event. If the warrant is exercised concurrently with or following the automatic conversion of the SSCPN, exercise price is the amount equal to the conversion price.

The Company’s warrants to purchase common stock are classified as a derivative liability (“derivative financial instrument”) on the consolidated balance sheet and held at fair value. Refer note 31.

Placement agent warrants:

The placement agent is compensated with a cash fee and also issued agent warrants to purchase 10% of the shares of the Company capital stock issuable upon : a) Conversion of Notes at an exercise price equal to the conversion price of the Notes and b) Exercise of the warrants at an exercise price equal to the exercise price of the warrants.

The terms of the warrants issued to the placement agents are similar to the warrants issued to the investors.

The Company’s warrants issuable to Placement agent on satisfaction of above contingencies are considered as issued under ASC 815-40. These have been accounted as per ASC 480 as liability because the Company intends to settle them by issuing variable number of shares with a fixed and known monetary value at the time of inception. The purchase common stock under this warrant are classified as a derivative liability (“derivative financial instrument”) on the consolidated balance sheet and held at fair value. Refer note 31.

The warrants issued to the placement agents as additional consideration are in the nature of issue cost and hence recognized as a finance cost in the earnings in the period incurred.